Note 9 - Intangible Assets - Useful Life of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Goodwill [member]
Statement Line Items [Line Items]
Useful life	Indefinite
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful life (Year)	15 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful life (Year)	5 years
Trademarks [member]
Statement Line Items [Line Items]
Useful life	Indefinite
Other intangible assets [member]
Statement Line Items [Line Items]
Useful life	Up to 5 years